UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Taxable Municipal Bond Fund
Semiannual Report
May 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2022
Eaton Vance
Taxable Municipal Bond Fund

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Cynthia J. Clemson
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/30/2020	12/30/2020	(9.02)%	(8.44)%	—%	(5.51)%
Class A with 3.25% Maximum Sales Charge	—	—	(11.99)	(11.43)	—	(7.71)
Class I at NAV	12/30/2020	12/30/2020	(8.91)	(8.20)	—	(5.27)

Bloomberg 5-10 Year Taxable Municipal Bond Index	—	—	(10.11)%	(9.80)%	1.89%	(7.50)%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.93%	1.68%
Net	0.81	0.56
% Distribution Rates/Yields[4]	Class A	Class I
Distribution Rate	1.38%	1.58%
Taxable-Equivalent Distribution Rate	2.33	2.67
SEC 30-day Yield	1.65	1.89
Taxable-Equivalent SEC 30-day Yield	2.79	3.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	Excludes cash and cash equivalents.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg 5-10 Year Taxable Municipal Bond Index is an unmanaged index of taxable municipal bonds with maturities ranging between 5 to 10 Years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (12/1/21)	Ending Account Value (5/31/22)	Expenses Paid During Period* (12/1/21 – 5/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 909.80	$3.81**	0.80%
Class I	$1,000.00	$ 910.90	$2.62**	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.94	$4.03**	0.80%
Class I	$1,000.00	$1,022.19	$2.77**	0.55%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 9.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 9.4%
Little Co. of Mary Hospital of Indiana, Inc., 2.132%, 11/1/26	$400	$ 368,579
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	500	445,618
St. Joseph's University Medical Center, Inc., 4.584%, 7/1/27	500	494,419
Total Corporate Bonds (identified cost $1,457,282)		$ 1,308,616

Taxable Municipal Obligations — 81.2%
Security	Principal Amount (000's omitted)	Value
Education — 3.2%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 2.38%, 4/1/28	$500	$ 442,910
		$ 442,910
General Obligations — 15.6%
Academy Independent School District, TX, (PSF Guaranteed), 1.51%, 8/15/27	$250	$ 228,583
Bradley, IL, 1.35%, 12/15/27	250	221,088
Chicago, IL:
7.045%, 1/1/29	160	171,938
Prerefunded to 1/1/23, 7.045%, 1/1/29	25	25,666
Detroit, MI, 2.511%, 4/1/25	530	503,526
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 1.602%, 8/1/29	400	349,964
Nashua, NH, 1.40%, 1/15/32	255	206,547
Ojai Unified School District, CA:
1.819%, 8/1/29	300	263,577
1.919%, 8/1/30	230	198,697
		$ 2,169,586
Hospital — 5.5%
Conway, AR, (Conway Regional Medical Center), 2.45%, 8/1/29	$250	$ 225,503
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	590	544,186
		$ 769,689
Security	Principal Amount (000's omitted)	Value
Insured - Education — 3.1%
Connecticut State Health and Educational Facilities Authority, (Connecticut State University System), (BAM), 2.05%, 11/1/29	$500	$ 434,445
		$ 434,445
Insured - General Obligations — 3.7%
Valley View School District, PA, (BAM), 2.20%, 5/15/26	$525	$ 512,852
		$ 512,852
Insured - Hospital — 3.1%
Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center), (AGM), 2.085%, 7/1/29	$500	$ 434,745
		$ 434,745
Insured - Special Tax Revenue — 11.8%
Bexar County, TX, Combined Venue Tax Revenue, (AGM), 2.134%, 8/15/31	$750	$ 645,285
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.107%, 9/1/29	500	442,425
St. Clair County Board of Education, AL:
(BAM), 1.31%, 2/1/26	200	187,082
(BAM), 1.85%, 2/1/28	390	357,731
		$ 1,632,523
Lease Revenue/Certificates of Participation — 2.4%
Beaufort County, NC, Limited Obligation Bonds, 2.00%, 6/1/29	$375	$ 329,254
		$ 329,254
Senior Living/Life Care — 6.8%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 278,360
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	355	336,220
Indiana Finance Authority, (BHI Senior Living), 1.99%, 11/15/24	350	333,182
		$ 947,762
Special Tax Revenue — 6.4%
Illinois, Sales Tax Revenue, 2.159%, 6/15/29	$500	$ 434,840
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	500	455,235
		$ 890,075

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 5.8%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$500	$ 445,065
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	358,888
		$ 803,953
Transportation — 12.2%
Broward County, FL, Airport System Revenue, 2.734%, 10/1/30	$500	$ 449,040
Central Texas Regional Mobility Authority, 1.863%, 1/1/27	600	549,012
Miami-Dade County, FL, Aviation Revenue, 2.449%, 10/1/29	500	455,925
San Jose, CA, Airport Revenue, 1.209%, 3/1/25	250	235,257
		$ 1,689,234
Water and Sewer — 1.6%
Arkansas Community Water System Public Water Authority, 1.98%, 10/1/29	$250	$ 226,528
		$ 226,528
Total Taxable Municipal Obligations (identified cost $12,521,145)		$11,283,556

Short-Term Investments — 9.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(2)	1,246,258	$ 1,246,258
Total Short-Term Investments (identified cost $1,246,258)		$ 1,246,258
Total Investments — 99.6% (identified cost $15,224,685)		$13,838,430
Other Assets, Less Liabilities — 0.4%		$ 55,114
Net Assets — 100.0%		$13,893,544
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $336,220 or 2.4% of the Fund's net assets.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
At May 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.4%
California	13.2%
Others, representing less than 10% individually	54.6%
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
PSF	– Permanent School Fund

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Statement of Assets and Liabilities (Unaudited)

May 31, 2022
Assets
Unaffiliated investments, at value (identified cost $13,978,427)	$ 12,592,172
Affiliated investment, at value (identified cost $1,246,258)	1,246,258
Interest receivable	87,216
Dividends receivable from affiliated investment	666
Receivable from affiliate	12,666
Total assets	$13,938,978
Liabilities
Payable to affiliates:
Investment adviser and administration fee	$ 5,176
Trustees' fees	205
Accrued expenses	40,053
Total liabilities	$ 45,434
Net Assets	$13,893,544
Sources of Net Assets
Paid-in capital	$ 15,291,797
Distributable earnings	(1,398,253)
Net Assets	$13,893,544
Class A Shares
Net Assets	$ 9,230
Shares Outstanding	1,016
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.08
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.39
Class I Shares
Net Assets	$ 13,884,314
Shares Outstanding	1,529,067
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2022
Investment Income
Dividend income from affiliated investments	$ 1,037
Interest income	149,813
Total investment income	$ 150,850
Expenses
Investment adviser and administration fee	$ 32,726
Distribution and service fees:
Class A	12
Trustees’ fees and expenses	622
Custodian fee	12,239
Transfer and dividend disbursing agent fees	343
Legal and accounting services	31,327
Printing and postage	73
Registration fees	15,086
Miscellaneous	4,323
Total expenses	$ 96,751
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 56,549
Total expense reductions	$ 56,549
Net expenses	$ 40,202
Net investment income	$ 110,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (11,898)
Investment transactions - affiliated investment	(32)
Net realized loss	$ (11,930)
Change in unrealized appreciation (depreciation):
Investments	$ (1,462,876)
Investments - affiliated investment	32
Net change in unrealized appreciation (depreciation)	$(1,462,844)
Net realized and unrealized loss	$(1,474,774)
Net decrease in net assets from operations	$(1,364,126)

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Statements of Changes in Net Assets

	Six Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 110,648	$ 116,408
Net realized gain (loss)	(11,930)	64,672
Net change in unrealized appreciation (depreciation)	(1,462,844)	76,589
Net increase (decrease) in net assets from operations	$ (1,364,126)	$ 257,669
Distributions to shareholders:
Class A	$ (108)	$ (55)
Class I	(179,639)	(116,756)
Total distributions to shareholders	$ (179,747)	$ (116,811)
Transactions in shares of beneficial interest:
Class A	$ 90	$ 10,074
Class I	179,639	15,106,756
Net increase in net assets from Fund share transactions	$ 179,729	$15,116,830
Net increase (decrease) in net assets	$ (1,364,144)	$15,257,688
Net Assets
At beginning of period	$ 15,257,688	$ —
At end of period	$13,893,544	$15,257,688
(1)	For the period from the start of business, December 30, 2020, to November 30, 2021.

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Financial Highlights

Class A
	Six Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)
Net asset value — Beginning of period	$10.090	$ 10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.060	$ 0.054
Net realized and unrealized gain (loss)	(0.964)	0.090
Total income (loss) from operations	$ (0.904)	$ 0.144
Less Distributions
From net investment income	$ (0.063)	$ (0.054)
From net realized gain	(0.043)	—
Total distributions	$ (0.106)	$ (0.054)
Net asset value — End of period	$ 9.080	$10.090
Total Return(3)(4)	(9.02)% (5)	1.44% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9	$ 10
Ratios (as a percentage of average daily net assets):
Expenses (4)	0.80% (6)(7)	0.80% (6)
Net investment income	1.28% (6)	0.58% (6)
Portfolio Turnover	0% (5)	185% (5)
(1)	For the period from the start of business, December 30, 2020, to November 30, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.78% and 1.12% of average daily net assets for the six months ended May 31, 2022 and the period ended November 30, 2021, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2022).

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)
Net asset value — Beginning of period	$10.090	$ 10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.073	$ 0.077
Net realized and unrealized gain (loss)	(0.964)	0.091
Total income (loss) from operations	$ (0.891)	$ 0.168
Less Distributions
From net investment income	$ (0.076)	$ (0.078)
From net realized gain	(0.043)	—
Total distributions	$ (0.119)	$ (0.078)
Net asset value — End of period	$ 9.080	$10.090
Total Return(3)(4)	(8.91)% (5)	1.68% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,884	$ 15,248
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.55% (6)(7)	0.55% (6)
Net investment income	1.52% (6)	0.83% (6)
Portfolio Turnover	0% (5)	185% (5)
(1)	For the period from the start of business, December 30, 2020, to November 30, 2021.
(2)	Computed using average shares outstanding.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.78% and 1.12% of average daily net assets for the six months ended May 31, 2022 and the period ended November 30, 2021, respectively). Absent this reimbursement, total return would be lower.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2022).

See Notes to Financial Statements.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Taxable Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s primary investment objective is to seek total return with an emphasis on income. The Fund commenced operations on December 30, 2020. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to May 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are ordinarily paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 15,224,736
Gross unrealized appreciation	$ —
Gross unrealized depreciation	(1,386,306)
Net unrealized depreciation	$ (1,386,306)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
$5 billion and over	0.400%
For the six months ended May 31, 2022, the investment adviser and administration fee amounted to $32,726 or 0.45% (annualized) of the Fund’s average daily net assets.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2022, the investment adviser and administration fee paid was reduced by $142 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.80% and 0.55% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 31, 2023. Pursuant to this agreement, EVM was allocated $56,407 of the Fund’s operating expenses for the six months ended May 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2022, EVM earned $81 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received no sales charge on sales of Class A shares for the six months ended May 31, 2022. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2022 amounted to $12 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $0 and $826,591, respectively, for the six months ended May 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021(1)
	Shares	Amount	Shares	Amount
Class A
Sales	—	$ —	1,010	$ 10,099
Issued to shareholders electing to receive payments of distributions in Fund shares	11	108	5	55
Redemptions	(2)	(18)	(8)	(80)
Net increase	9	$ 90	1,007	$ 10,074

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021(1)
	Shares	Amount	Shares	Amount
Class I
Sales	—	$ —	1,499,000	$ 14,990,000
Issued to shareholders electing to receive payments of distributions in Fund shares	18,536	179,639	11,531	116,756
Net increase	18,536	$179,639	1,510,531	$15,106,756
(1)	For the period from the start of business, December 30, 2020, to November 30, 2021.
At May 31, 2022, EVM owned 100% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2022.
9  Investments in Affiliated Funds
At May 31, 2022, the value of the Fund's investment in affiliated funds was $1,246,258, which represents 9.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$316,991	$ 934,324	$(1,251,315)	$ (32)	$ 32	$ —	$ 322	—
Liquidity Fund	—	1,265,701	(19,443)	—	—	1,246,258	715	1,246,258
Total				$ (32)	$ 32	$1,246,258	$1,037
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,308,616	$ —	$ 1,308,616
Taxable Municipal Obligations	—	11,283,556	—	11,283,556
Short-Term Investments	1,246,258	—	—	1,246,258
Total Investments	$1,246,258	$12,592,172	$ —	$13,838,430
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Taxable Municipal Bond Fund
May 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

39040    5.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 18, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 18, 2022